Income Tax - Summary of Breakdown of Deferred Tax (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Breakdown of deferred tax [line Items]
Adjustment for inflation of the opening deferred liabilities of subsidiaries with the Peso as functional currency	$ 86	$ 37	$ 23
Net deferred tax asset liabilities foreign currency translation reserves	$ 965	$ 322	$ 480